[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

U.S. Securities and Exchange Commission                                                                                                           May 15, 2015
100 F Street, NE
Washington, DC 20549

Reference:   USAA Mutual Funds Trust
         Post-Effective Amendment No. 109 to
         Registration Statement on Form N-1A
        1933 Act File No. 033-65572
        1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 109 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on August 7, 2015, pursuant to Rule 485(a)(2) under the 1933 Act.

The primary purpose of the Amendment is to register shares of two new series of the Registrant: (Target Managed Allocation Fund, Global Equity Fund Shares, and Global Equity Fund Institutional Shares).

If you have any questions with respect to the enclosed, please contact me at (210) 498-0034.

Sincerely,

/S/ DANIEL MAVICO
Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust